T. ROWE PRICE Capital Appreciation Fund
September 30, 2025 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES  0.1%
Domino's Pizza Master Issuer
Series 2017-1A, Class A23
4.118%, 7/25/47 (1) 22,249,988 22,102
Domino's Pizza Master Issuer
Series 2019-1A, Class A2
3.668%, 10/25/49 (1) 17,777,472 17,100
Total Asset-Backed Securities (Cost $39,856) 39,202
BANK LOANS  8.2% (2)
AmWINS Group, FRN
3M TSFR + 2.25%, 6.252%, 1/30/32  380,742,907 380,492
Applied Systems, FRN
3M TSFR + 2.25%, 6.252%, 2/24/31  859,059,960 859,300
Applied Systems, FRN
3M TSFR + 4.50%, 8.502%, 2/23/32 (3) 107,743,360 110,056
Ascend Learning, FRN
1M TSFR + 3.00%, 7.163%, 12/11/28 (3) 165,003,833 164,763
AthenaHealth Group, FRN
1M TSFR + 2.75%, 6.913%, 2/15/29  94,224,510 93,989
Azalea Topco, FRN
1M TSFR + 3.00%, 7.163%, 4/30/31  20,691,931 20,627
Bending Spoons U.S., FRN
3M TSFR + 5.25%, 3/7/31 (3) 2,290,000 2,284
Broadstreet Partners, FRN
1M TSFR + 2.75%, 6.913%, 6/13/31  416,459,306 416,788
CCC Intelligent Solutions, FRN
1M TSFR + 2.00%, 6.163%, 1/23/32  56,343,466 56,256
CPI Holdco B, FRN
1M TSFR + 2.00%, 6.163%, 5/17/31  129,509,955 129,348
Ellucian Holdings, FRN
1M TSFR + 2.75%, 6.913%, 10/9/29  136,308,738 136,224
Epicor Software, FRN
1M TSFR + 2.50%, 6.663%, 5/30/31  106,851,172 106,933
Filtration Group, FRN
1M EURIBOR + 3.50%, 5.413%, 10/21/28 (EUR)  65,339,526 77,336
Filtration Group, FRN
1M TSFR + 2.75%, 6.913%, 10/21/28  333,416,192 334,666
Hilton Domestic Operating, FRN
1M TSFR + 1.75%, 5.908%, 11/8/30  212,355,459 212,491
HUB International, FRN
3M TSFR + 2.25%, 6.575%, 6/20/30  809,175,065 810,162
Icon Parent, FRN
3M TSFR + 2.75%, 6.753%, 11/13/31  178,844,634 178,537

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Icon Parent, FRN
6M TSFR + 5.00%, 9.205%, 11/12/32  56,930,700 57,553
Informatica, FRN
1M TSFR + 2.25%, 6.413%, 10/27/28  53,855,815 53,923
Loire Finco Luxembourg, FRN
3M TSFR + 4.00%, 8.308%, 1/21/30  183,765,701 183,858
Mariner Wealth Advisors, FRN
3M TSFR + 2.50%, 6.502%, 12/31/30  96,692,856 96,850
Mister Car Wash Holdings, FRN
1M TSFR + 2.50%, 6.663%, 3/27/31  30,642,639 30,670
Quartz AcquireCo, FRN
3M TSFR + 2.25%, 6.252%, 6/28/30  36,416,550 36,250
Ryan Specialty, FRN
1M TSFR + 2.00%, 6.163%, 9/15/31  8,241,241 8,239
SBA Senior Finance II, FRN
1M TSFR + 1.75%, 5.92%, 1/25/31  101,471,605 101,771
Storable, FRN
1M TSFR + 3.25%, 7.413%, 4/16/31  65,005,457 65,128
Trans Union, FRN
1M TSFR + 1.75%, 6.013%, 11/16/26  7,273,252 7,278
TransDigm, FRN
3M TSFR + 2.25%, 6.252%, 3/22/30 (3) 284,770,595 284,429
UKG, FRN
3M TSFR + 2.50%, 6.81%, 2/10/31  174,006,141 173,782
USI, FRN
3M TSFR + 2.25%, 6.252%, 11/21/29  166,530,787 166,309
USI, FRN
3M TSFR + 2.25%, 6.252%, 9/29/30  166,937,963 166,671
Varsity Brands, FRN
3M TSFR + 3.00%, 7.026%, 8/26/31  167,828,378 167,745
Wyndham Hotels & Resorts, FRN
1M TSFR + 1.75%, 5.913%, 5/24/30  36,505,281 36,610
Total Bank Loans (Cost $5,703,457) 5,727,318
BOND FUNDS  1.4%
T. Rowe Price Institutional Floating Rate Fund - Institutional
Class, 7.08% (4)(5) 102,311,637 965,822
Total Bond Funds (Cost $986,230) 965,822
COMMON STOCKS  63.7%
COMMUNICATION SERVICES  4.2%
Interactive Media & Services  4.2%
Alphabet, Class A (6) 5,895,296 1,433,147

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Meta Platforms, Class A  2,114,701 1,552,994
Total Communication Services 2,986,141
CONSUMER DISCRETIONARY  6.9%
Broadline Retail  4.1%
Amazon.com (7) 13,190,231 2,896,179
2,896,179
Hotels, Restaurants & Leisure  2.8%
Chipotle Mexican Grill (6)(7) 12,799,420 501,609
Starbucks (6) 7,356,009 622,319
Yum! Brands (6) 5,666,310 861,279
1,985,207
Total Consumer Discretionary 4,881,386
ENERGY  1.2%
Oil, Gas & Consumable Fuels  1.2%
Canadian Natural Resources  25,728,108 822,270
Total Energy 822,270
FINANCIALS  4.9%
Capital Markets  0.1%
iCapital, Acquisition Date: 3/10/25 - 4/17/25, Cost $98,805 (7)
(8)(9) 7,057,619 98,805
98,805
Financial Services  2.1%
Mastercard, Class A (6) 1,209,758 688,123
Visa, Class A (6) 2,230,987 761,614
1,449,737
Insurance  2.7%
Ethos DBA Broadstreet, Acquisition Date: 7/16/25,
Cost $578,073 (5)(7)(8)(9) 578,072,525 578,073
Hockey Parent Holdings, Acquisition Date: 9/14/23 - 5/2/25,
Cost $701,066 (7)(8)(9) 552,165 743,766
Willis Towers Watson  1,586,745 548,141
1,869,980
Total Financials 3,418,522
HEALTH CARE  12.7%
Biotechnology  0.6%
Arcellx (7) 1,316,095 108,051
BioNTech, ADR (7) 1,716,972 169,328
Cytokinetics (7) 2,437,169 133,947
411,326

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Health Care Equipment & Supplies  5.2%
Abbott Laboratories (6) 11,420,148 1,529,615
Becton Dickinson & Company (6) 10,487,856 1,963,012
GE HealthCare Technologies  720,800 54,132
Hologic (7) 1,709,405 115,368
3,662,127
Health Care Providers & Services  3.3%
Cencora  1,628,541 508,968
Cigna Group  2,387,256 688,126
McKesson  1,002,379 774,378
UnitedHealth Group (6) 1,004,854 346,976
2,318,448
Life Sciences Tools & Services  2.9%
Danaher  3,999,325 792,906
Revvity (5) 14,366,588 1,259,232
2,052,138
Pharmaceuticals  0.7%
Eli Lilly  657,662 501,796
501,796
Total Health Care 8,945,835
INDUSTRIALS & BUSINESS SERVICES  2.7%
Aerospace & Defense  0.4%
Lockheed Martin  509,305 254,250
254,250
Commercial Services & Supplies  0.3%
Veralto  2,019,551 215,304
215,304
Industrial Conglomerates  1.3%
Roper Technologies (6) 1,800,925 898,103
898,103
Machinery  0.7%
Ingersoll Rand  5,603,768 462,983
462,983
Total Industrials & Business Services 1,830,640
INFORMATION TECHNOLOGY  21.7%
Electronic Equipment, Instruments & Components  0.7%
Amphenol, Class A  3,986,910 493,380
493,380

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Semiconductors & Semiconductor Equipment  6.5%
Advanced Micro Devices (6)(7) 6,329,615 1,024,069
NVIDIA (6) 18,837,990 3,514,792
4,538,861
Software  10.1%
Aurora Innovation (5)(7) 151,304,721 815,533
Intuit  235,092 160,547
Microsoft (6) 7,559,006 3,915,187
PTC (5)(7) 7,021,056 1,425,415
Salesforce  857,870 203,315
Workday, Class A (7) 2,508,858 603,957
7,123,954
Technology Hardware, Storage & Peripherals  4.4%
Apple (6) 12,059,236 3,070,643
3,070,643
Total Information Technology 15,226,838
MATERIALS  0.4%
Construction Materials  0.4%
Vulcan Materials  1,011,161 311,053
Total Materials 311,053
UTILITIES  5.6%
Multi-Utilities  5.6%
Ameren  9,661,304 1,008,447
CenterPoint Energy  32,265,427 1,251,899
DTE Energy  3,772,264 533,511
NiSource (5) 27,160,334 1,176,042
Total Utilities 3,969,899
Total Miscellaneous Common Stocks  3.4% (10) 2,402,631
Total Common Stocks (Cost $31,930,984) 44,795,215
CONVERTIBLE PREFERRED STOCKS  1.1%
INFORMATION TECHNOLOGY  1.1%
Software  1.1%
Anthropic, Series F-1, Acquisition Date: 8/29/25,
Cost $172,875 (7)(8)(9) 1,226,347 172,875
Waymo, Series A-2, Acquisition Date: 5/8/20, Cost $183,922 (7)
(8)(9) 2,141,932 226,938
Waymo, Series B-2, Acquisition Date: 6/11/21, Cost $16,282 (7)
(8)(9) 177,514 18,974

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Waymo, Series C-2, Acquisition Date: 1/12/24 - 9/27/24,
Cost $279,599 (7)(8)(9) 3,575,381 368,944
Total Information Technology 787,731
Total Convertible Preferred Stocks (Cost $652,678) 787,731
CORPORATE BONDS  7.3%
AmWINS Group, 6.375%, 2/15/29 (1) 38,945,000 39,627
Avantor Funding, 3.875%, 11/1/29 (1) 86,248,000 81,828
Avantor Funding, 4.625%, 7/15/28 (1) 67,125,000 66,034
Booz Allen Hamilton, 4.00%, 7/1/29 (1) 23,437,000 22,873
Booz Allen Hamilton, 5.95%, 8/4/33  34,614,000 36,235
Broadstreet Partners Group, 5.875%, 4/15/29 (1) 94,483,000 93,892
Capstone Borrower, 8.00%, 6/15/30 (1) 30,351,000 31,641
CCO Holdings, 5.125%, 5/1/27 (1) 116,024,000 115,154
CenterPoint Energy, VR, 5.95%, 4/1/56 (11) 68,481,000 68,481
Crowdstrike Holdings, 3.00%, 2/15/29  5,722,000 5,450
Ellucian Holdings, 6.50%, 12/1/29 (1) 44,662,000 45,444
Fair Isaac, 6.00%, 5/15/33 (1) 46,755,000 47,339
Hilton Domestic Operating, 3.625%, 2/15/32 (1) 114,947,000 104,745
Hilton Domestic Operating, 3.75%, 5/1/29 (1) 93,694,000 90,181
Hilton Domestic Operating, 4.00%, 5/1/31 (1) 138,883,000 131,244
Hilton Domestic Operating, 4.875%, 1/15/30  85,067,000 84,642
Hilton Domestic Operating, 5.75%, 5/1/28 (1) 110,436,000 110,298
Hilton Domestic Operating, 5.75%, 9/15/33 (1) 81,115,000 81,926
Hilton Domestic Operating, 5.875%, 4/1/29 (1) 45,179,000 46,083
Hilton Worldwide Finance, 4.875%, 4/1/27  38,607,000 38,462
Hologic, 3.25%, 2/15/29 (1) 26,768,000 25,831
HUB International, 5.625%, 12/1/29 (1) 51,643,000 51,514
HUB International, 7.25%, 6/15/30 (1) 612,994,000 637,514
HUB International, 7.375%, 1/31/32 (1) 327,386,000 339,663
IQVIA, 5.00%, 5/15/27 (1) 42,949,000 42,842
IQVIA, 6.50%, 5/15/30 (1) 27,385,000 28,309
KFC Holding, 4.75%, 6/1/27 (1) 138,786,000 138,439
Korn Ferry, 4.625%, 12/15/27 (1) 32,922,000 32,634
Lamar Media, 3.625%, 1/15/31  4,629,000 4,299
Lamar Media, 3.75%, 2/15/28  29,063,000 28,227
Lamar Media, 4.875%, 1/15/29  5,192,000 5,147
Life Time, 6.00%, 11/15/31 (1) 31,648,000 32,004
Mirant, EC, 7.90%, 7/15/09 (1)(7)(9) 16,000,000 —
MSCI, 5.25%, 9/1/35  90,885,000 91,638
PTC, 4.00%, 2/15/28 (1)(5) 41,117,000 40,192
Ryan Specialty, 4.375%, 2/1/30 (1) 24,807,000 23,970

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Ryan Specialty, 5.875%, 8/1/32 (1) 65,952,000 66,529
SBA Communications, 3.125%, 2/1/29  114,808,000 107,345
SBA Communications, 3.875%, 2/15/27  102,069,000 100,410
SBA Tower Trust, 6.599%, 1/15/28 (1) 2,575,000 2,644
Service Corp. International, 3.375%, 8/15/30  25,624,000 23,670
Service Corp. International, 4.625%, 12/15/27  5,256,000 5,223
Service Corp. International, 5.75%, 10/15/32  34,085,000 34,469
Six Flags Entertainment, 5.25%, 7/15/29  29,619,000 28,656
Six Flags Entertainment, 5.375%, 4/15/27  94,575,000 94,339
Six Flags Entertainment, 5.50%, 4/15/27 (1) 115,380,000 115,091
Six Flags Entertainment, 6.50%, 10/1/28  63,960,000 64,120
Six Flags Entertainment, 7.25%, 5/15/31 (1) 34,447,000 34,404
Surgery Center Holdings, 7.25%, 4/15/32 (1) 27,373,000 28,057
TransDigm, 4.625%, 1/15/29  47,592,000 46,581
TransDigm, 6.25%, 1/31/34 (1) 11,838,000 12,134
TransDigm, 6.375%, 3/1/29 (1) 184,964,000 188,663
TransDigm, 6.375%, 5/31/33 (1) 154,797,000 156,732
TransDigm, 6.625%, 3/1/32 (1) 239,679,000 246,570
TransDigm, 6.75%, 8/15/28 (1) 28,464,000 28,998
TransDigm, 6.75%, 1/31/34 (1) 109,887,000 113,596
TransDigm, 7.125%, 12/1/31 (1) 106,169,000 110,548
USI, 7.50%, 1/15/32 (1) 130,072,000 135,925
Vail Resorts, 5.625%, 7/15/30 (1) 20,535,000 20,663
Vail Resorts, 6.50%, 5/15/32 (1) 40,770,000 42,146
Yum! Brands, 3.625%, 3/15/31  58,624,000 54,667
Yum! Brands, 4.625%, 1/31/32  102,997,000 99,907
Yum! Brands, 4.75%, 1/15/30 (1) 46,930,000 46,695
Yum! Brands, 5.35%, 11/1/43  84,184,000 81,132
Yum! Brands, 5.375%, 4/1/32  121,510,000 121,966
Yum! Brands, 6.875%, 11/15/37  36,509,000 40,343
Total Corporate Bonds (Cost $4,994,007) 5,116,025
PREFERRED STOCKS  0.2%
FINANCIALS  0.2%
Insurance  0.2%
AH Parent, Series A, Acquisition Date: 9/27/24,
Cost $140,396 (7)(8)(9) 142,534 143,001
Total Financials 143,001

T. ROWE PRICE Capital Appreciation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES  0.0%
Electric Utilities  0.0%
CMS Energy, 5.88%, 10/15/78  154,315 3,670
Total Utilities 3,670
Total Preferred Stocks (Cost $144,254) 146,671
U.S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED)  16.1%
U.S. Treasury Obligations  16.1%
U.S. Treasury Notes, 3.625%, 8/31/30  1,123,688,400 1,117,938
U.S. Treasury Notes, 3.875%, 4/30/30  1,098,046,400 1,105,081
U.S. Treasury Notes, 3.875%, 6/30/30  2,297,378,500 2,311,558
U.S. Treasury Notes, 3.875%, 7/31/30  2,219,307,000 2,232,658
U.S. Treasury Notes, 4.00%, 5/31/30  2,436,877,700 2,465,625
U.S. Treasury Notes, 4.00%, 6/30/32  1,550,948,000 1,559,187
U.S. Treasury Notes, 4.00%, 7/31/32  530,181,000 532,749
11,324,796
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $11,232,122) 11,324,796
SHORT-TERM INVESTMENTS  2.0%
Money Market Funds  2.0%
T. Rowe Price Government Reserve Fund, 4.16% (5)(12) 1,408,102,974 1,408,103
Total Short-Term Investments (Cost $1,408,103) 1,408,103
Total Investments in Securities  100.1%
(Cost $57,091,691) $ 70,310,883
Other Assets Less Liabilities (0.1)% (64,644)
Net Assets 100.0% $ 70,246,239
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $3,889,818 and represents 5.5% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.

T. ROWE PRICE Capital Appreciation Fund

.
.
.
.
.
.
.
.
.
.
(3) All or a portion of this loan is unsettled as of September 30, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(4) SEC 30-day yield
(5) Affiliated Companies
(6) At September 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7) Non-income producing
(8) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $2,351,376 and represents 3.3% of net assets.
(9) Level 3 in fair value hierarchy.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) Seven-day yield
1M EURIBOR One month EURIBOR (Euro interbank offered rate)
1M TSFR One month term SOFR (Secured overnight financing rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)
ADR American Depositary Receipts
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets;
the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
OTC Over-the-counter
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN
 (0.3)%
OTC Options Written (0.3)%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $130.00 6,176 82,721 (5,728)
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $140.00 3,447 46,169 (1,413)
Bank of America
Abbott Laboratories, Call,
1/16/26 @ $145.00 3,080 41,254 (747)
Bank of America
CenterPoint Energy, Call,
12/19/25 @ $35.00 16,378 63,547 (7,124)
Bank of America
Lockheed Martin, Call,
1/16/26 @ $500.00 821 40,985 (2,126)
Bank of America
Lockheed Martin, Call,
1/16/26 @ $520.00 1,234 61,603 (2,092)
Bank of America
Lockheed Martin, Call,
6/18/26 @ $480.00 1,457 72,735 (7,620)
Bank of America
Lockheed Martin, Call,
6/18/26 @ $500.00 1,458 72,785 (6,036)
Bank of America
Willis Towers Watson, Call,
1/16/26 @ $330.00 668 23,076 (1,924)
Bank of America
Willis Towers Watson, Call,
1/16/26 @ $340.00 668 23,076 (1,470)
Barclays Bank
Advanced Micro Devices,
Call, 1/16/26 @ $175.00 3,447 55,769 (4,266)
Barclays Bank
Advanced Micro Devices,
Call, 1/16/26 @ $180.00 3,447 55,769 (3,706)
Barclays Bank
Apple, Call, 1/16/26 @
$235.00 3,447 87,771 (9,652)
Barclays Bank
Apple, Call, 1/16/26 @
$245.00 3,447 87,771 (7,178)
Barclays Bank
Canadian Natural
Resources, Call, 1/16/26
@ $32.50 10,342 33,053 (1,836)
Barclays Bank
Canadian Natural
Resources, Call, 1/16/26
@ $35.00 10,342 33,053 (802)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $580.00 1,373 78,098 (3,477)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $585.00 1,331 75,709 (3,045)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $610.00 1,331 75,709 (1,760)
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $620.00 685 38,963 (712)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Barclays Bank
Mastercard, Class A, Call,
1/16/26 @ $640.00 1,381 78,553 (853)
Barclays Bank
Mastercard, Class A, Call,
6/18/26 @ $670.00 1,381 78,553 (1,885)
Citibank
Amazon.com, Call, 1/16/26
@ $250.00 3,447 75,686 (1,982)
Citibank
Amazon.com, Call, 1/16/26
@ $260.00 3,447 75,686 (1,344)
Citibank
Eli Lilly, Call, 1/16/26 @
$850.00 267 20,372 (776)
Citibank
Eli Lilly, Call, 1/16/26 @
$890.00 267 20,372 (537)
Goldman Sachs
McKesson, Call, 1/16/26
@ $660.00 515 39,786 (6,517)
Goldman Sachs
McKesson, Call, 1/16/26
@ $680.00 514 39,709 (5,623)
Goldman Sachs
McKesson, Call, 1/16/26
@ $760.00 690 53,305 (3,509)
Goldman Sachs
McKesson, Call, 1/16/26
@ $780.00 690 53,305 (2,712)
Goldman Sachs
NVIDIA, Call, 1/16/26 @
$190.00 3,792 70,751 (6,010)
Goldman Sachs
NVIDIA, Call, 1/16/26 @
$200.00 3,792 70,751 (4,399)
Goldman Sachs
Salesforce, Call, 1/16/26
@ $290.00 785 18,604 (371)
Goldman Sachs
Salesforce, Call, 1/16/26
@ $300.00 785 18,604 (283)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $360.00 2,059 70,290 (2,141)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $370.00 2,069 70,631 (1,459)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $380.00 2,072 70,734 (974)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $390.00 2,258 77,084 (700)
Goldman Sachs
Visa, Class A, Call, 1/16/26
@ $400.00 2,069 70,632 (422)
Goldman Sachs
Visa, Class A, Call, 6/18/26
@ $395.00 2,072 70,734 (1,979)
JPMorgan Chase
Meta Platforms, Class A,
Call, 1/16/26 @ $775.00 1,379 101,271 (5,519)
JPMorgan Chase
Meta Platforms, Class A,
Call, 1/16/26 @ $810.00 1,379 101,271 (3,878)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
JPMorgan Chase
Microsoft, Call, 1/16/26 @
$565.00 1,379 71,425 (1,465)
JPMorgan Chase
Microsoft, Call, 1/16/26 @
$590.00 1,379 71,425 (776)
JPMorgan Chase
Vulcan Materials, Call,
12/19/25 @ $290.00 1,724 53,034 (4,560)
JPMorgan Chase
Vulcan Materials, Call,
12/19/25 @ $300.00 1,724 53,034 (3,379)
UBS Investment Bank
Alphabet, Class A, Call,
1/16/26 @ $205.00 3,448 83,821 (15,352)
UBS Investment Bank
Alphabet, Class A, Call,
1/16/26 @ $215.00 3,448 83,821 (12,732)
UBS Investment Bank
Amphenol, Class A, Call,
1/16/26 @ $115.00 1,992 24,651 (3,117)
UBS Investment Bank
Amphenol, Class A, Call,
1/16/26 @ $120.00 1,992 24,651 (2,500)
UBS Investment Bank
Cencora, Call, 1/16/26 @
$260.00 2,058 64,319 (11,834)
UBS Investment Bank
Cencora, Call, 1/16/26 @
$270.00 1,598 49,942 (7,790)
UBS Investment Bank
Danaher, Call, 1/16/26 @
$220.00 2,758 54,680 (1,641)
UBS Investment Bank
Danaher, Call, 1/16/26 @
$330.00 3,437 68,142 (369)
UBS Investment Bank
Intuit, Call, 1/16/26 @
$840.00 690 47,121 (328)
UBS Investment Bank
Intuit, Call, 1/16/26 @
$860.00 690 47,121 (252)
UBS Investment Bank
Veralto, Call, 1/16/26 @
$110.00 2,069 22,058 (647)
Wells Fargo Bank
Cigna Group, Call, 1/16/26
@ $330.00 1,379 39,750 (710)
Wells Fargo Bank
DTE Energy, Call, 1/16/26
@ $145.00 5,377 76,047 (2,016)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/16/26
@ $97.50 3,777 28,365 (66)
Wells Fargo Bank
GE HealthCare
Technologies, Call, 1/16/26
@ $100.00 3,431 25,767 (180)
Wells Fargo Bank
Ingersoll Rand, Call,
1/16/26 @ $95.00 4,826 39,872 (724)
Wells Fargo Bank
Ingersoll Rand, Call,
1/16/26 @ $100.00 4,826 39,872 (615)

T. ROWE PRICE Capital Appreciation Fund

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Wells Fargo Bank
Starbucks, Call, 1/16/26 @
$100.00 5,515 46,657 (880)
Wells Fargo Bank
Starbucks, Call, 1/16/26 @
$105.00 13,112 110,927 (1,318)
Wells Fargo Bank
Starbucks, Call, 1/16/26 @
$125.00 2,959 25,033 (80)
Wells Fargo Bank
Workday, Class A, Call,
1/16/26 @ $260.00 2,758 66,393 (2,965)
Wells Fargo Bank
Workday, Class A, Call,
1/16/26 @ $270.00 2,758 66,393 (2,165)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $145.00 2,402 36,510 (2,894)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $160.00 4,539 68,993 (1,679)
Wells Fargo Bank
Yum! Brands, Call, 1/16/26
@ $165.00 1,382 21,006 (318)
Total Options Written (Premiums $(158,682)) $ (209,939)

T. ROWE PRICE Capital Appreciation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
Aurora Innovation  $ (3,850) $ (114,149) $ —
CMS Energy, 5.875%, 10/15/78  (2,535) 2,269 571
Ethos DBA Broadstreet  — — —
NiSource  1,536 142,462 16,006
PTC  39,517 146,040 —
PTC, 4.00%, 2/15/28  — 1,025 1,073
Revvity  193 (340,012) 2,944
T. Rowe Price Institutional Floating Rate Fund
- Institutional Class, 7.08%  — (4,775) 51,092
T. Rowe Price Government Reserve Fund,
4.16% — — 115,384
Affiliates not held at period end 116,771 (231,845) 2,026
Totals $ 151,632 # $ (398,985) $ 189,096 +

T. ROWE PRICE Capital Appreciation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
9/30/25
Aurora Innovation  $ 844,038 $ 133,926 $ 48,282 $ 815,533
CMS Energy, 5.875%,
10/15/78  27,213 — 25,812 *
CMS Energy, 5.875%, 3/1/79  34 — 37 —
Ethos DBA Broadstreet  — 578,073 — 578,073
Fortive  1,606,345 — 1,374,501 —
NiSource  * 650,964 127,321 1,176,042
PTC  1,306,781 286,184 313,590 1,425,415
PTC, 4.00%, 2/15/28  28,259 10,916 8 40,192
Revvity  1,468,645 130,740 141 1,259,232
Revvity, 3.30%, 9/15/29  8,615 — 8,611 —
T. Rowe Price Institutional
Floating Rate Fund -
Institutional Class, 7.08%  919,663 50,934 — 965,822
T. Rowe Price Government
Reserve Fund, 4.16% 2,718,235 ¤ ¤ 1,408,103
Total $ 7,668,412 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
+ Investment income comprised $187,929 of dividend income and $1,167 of interest income.
* On the date indicated, issuer was held but not considered an affiliated company.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $7,193,290.

T. ROWE PRICE Capital Appreciation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Capital Appreciation Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Capital
Appreciation Fund (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification
Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United
States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the
NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Capital Appreciation Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.

T. ROWE PRICE Capital Appreciation Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Capital Appreciation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 17,091,316 $ — $ 17,091,316
Bond Funds 965,822 — — 965,822
Common Stocks 43,374,571 — 1,420,644 44,795,215
Convertible Preferred Stocks — — 787,731 787,731
Corporate Bonds — 5,116,025 — 5,116,025
Preferred Stocks 3,670 — 143,001 146,671
Short-Term Investments 1,408,103 — — 1,408,103
Total $ 45,752,166 $ 22,207,341 $ 2,351,376 $ 70,310,883
Liabilities
Options Written $ — $ 209,939 $ — $ 209,939
1
Includes Asset-Backed Securities, Bank Loans and U.S. Government Agency Obligations
(Excluding Mortgage-Backed).

T. ROWE PRICE Capital Appreciation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at September 30, 2025, totaled $182,548,000 for the period ended September 30, 2025.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s Level 3 assets, by class of financial instrument.
Because the Valuation Designee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
12/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
9/30/25
Investment in Securities
Common Stocks $ 135,379 $ 30,376 $ 1,254,889 $ 1,420,644
Convertible Preferred Stocks 465,977 148,879 172,875 787,731
Corporate Bonds — — — —
Preferred Stocks 139,708 3,293 — 143,001
Total $ 741,06 4 $ 182,548 $ 1,427,764 $ 2,351,37 6
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stocks
$1,420,644 Recent
comparable
transaction
price(s)
—# —# —# —#
Convertible
Preferred
Stocks
$ 787,731 Recent
comparable
transaction
price(s)
—# —# —# —#

T. ROWE PRICE Capital Appreciation Fund

+ Valuation techniques may change in order to reflect the Valuation Designee’s judgment of current market participant assumptions.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
# No quantitative unobservable inputs significant to the valuation technique were created by the Valuation Designee.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly
Investments
in Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range
of
Input(s)
Weighted
Average
of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Market
comparable
Enterprise
value to sales
multiple
3.3x
- 7.3x
5.3x Increase
Sales growth
rate
22%
- 65%
44% Increase
Enterprise
value to
EBITDA
multiple
12.2x 12.2x Increase
Cost of capital 35%
- 38%
37% Decrease
Discount to
public company
multiples
15% 15% Decrease
Corporate
Bonds
$ — Recent
comparable
transaction
price(s)
Discount for
uncertainty
100% 100% Decrease
Preferred
Stocks
$ 143,001 Market
comparable
Relative Value —# —# —#

T. ROWE PRICE Capital Appreciation Fund

affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
F72-054Q3 09/25